Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets
RMBS, available-for-sale (including pledged assets of $1,444,649 and $2,419,539, respectively)	$ 1,548,144	$ 2,508,360
Investments in Servicing Related Assets at fair value (including pledged assets of $177,261 and $291,111, respectively)	177,261	291,111
Cash and cash equivalents	94,473	24,671
Restricted cash	33,371	67,037
Derivative assets	33,411	18,289
Receivables and other assets	42,601	35,097
Total Assets	1,929,261	2,944,565
Liabilities
Repurchase agreements	1,395,317	2,337,638
Derivative liabilities	19,313	12,337
Notes payable	131,780	166,989
Dividends payable	6,720	8,768
Due to affiliates	3,469	3,589
Payables for unsettled trades	35,898	0
Accrued expenses and other liabilities	4,835	15,869
Total Liabilities	1,597,332	2,545,190
Stockholders' Equity
Common stock, $0.01 par value per share, 500,000,000 shares authorized and 17,076,858 shares issued and outstanding as of June 30, 2020 and 500,000,000 shares authorized and 16,660,655 shares issued and outstanding as of December 31, 2019	175	170
Additional paid-in capital	300,908	299,180
Accumulated Deficit	(135,974)	(59,451)
Accumulated other comprehensive income	49,569	41,414
Total Cherry Hill Mortgage Investment Corporation Stockholders' Equity	329,959	396,594
Non-controlling interests in Operating Partnership	1,970	2,781
Total Stockholders' Equity	331,929	399,375
Total Liabilities and Stockholders' Equity	1,929,261	2,944,565
Series A Preferred Stock [Member]
Stockholders' Equity
Preferred stock	67,213	67,213
Series B Preferred Stock [Member]
Stockholders' Equity
Preferred stock	$ 48,068	$ 48,068